Capital Stock and Changes in Capital Accounts, Series C Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands										6 Months Ended
	Jun. 20, 2024	Apr. 15, 2024	Feb. 21, 2024	Jan. 16, 2024	Jun. 28, 2023	Apr. 17, 2023	Mar. 07, 2023	Jan. 17, 2023	Apr. 15, 2022	Jun. 30, 2024	Jun. 30, 2023	Jan. 12, 2024	Dec. 31, 2023	Jul. 14, 2023	Jan. 13, 2023	Nov. 29, 2021
Preferred Stock [Abstract]
Threshold beneficial ownership percentage										49.00%
Preferred stock, shares issued (in shares)										523,782			520,459
Preferred stock, shares outstanding (in shares)										523,782			520,459
Preferred stock, par value (in dollars per share)										$ 0.01			$ 0.01			$ 0.01
Series C Preferred Stock [Member]
Preferred Stock [Abstract]
Preferred stock, liquidation preference (in dollars per share)										$ 1,000
Preferred stock, dividend rate										8.00%
Preferred stock, conversion price (in dollars per share)										$ 1,300
Consecutive trading day period										10 days
Threshold beneficial ownership percentage										49.00%
Preferred stock, shares issued (in shares)										8,853
Preferred stock, shares outstanding (in shares)						10,000				8,853				15,314	11,982
Preferred stock, par value (in dollars per share)										$ 0.01
Dividend paid										$ 260	$ 508
Dividend declared										$ 327	$ 575
Series C Preferred Stock [Member] | Quarterly Dividend Declared in Q4-2023 [Member]
Preferred Stock [Abstract]
Dividend payable, date to be paid										Jan. 16, 2024
Preferred stock dividend paid per share (in dollars per share)				$ 20
Dividend paid				$ 110
Dividend payable, date of record										Jan. 12, 2024
Series C Preferred Stock [Member] | Quarterly Dividend Declared in Q1-2024 [Member]
Preferred Stock [Abstract]
Dividend payable, date to be paid										Apr. 15, 2024
Preferred stock dividend paid per share (in dollars per share)		$ 20
Dividend paid		$ 150
Dividend payable, date of record										Apr. 12, 2024
Series C Preferred Stock [Member] | Quarterly Dividend Declared in Q2-2024 [Member]
Preferred Stock [Abstract]
Dividend payable, date to be paid										Jul. 15, 2024
Dividend payable, date declared										Jun. 20, 2024
Preferred stock dividend declared per share (in dollars per share)										$ 20
Dividend declared	$ 177
Series C Preferred Stock [Member] | Quarterly Dividend Declared in Q4-2022 [Member]
Preferred Stock [Abstract]
Dividend payable, date to be paid										Jan. 17, 2023
Preferred stock dividend paid per share (in dollars per share)								$ 20
Dividend paid								$ 240
Dividend payable, date of record										Jan. 13, 2023
Series C Preferred Stock [Member] | Quarterly Dividend Declared in Q1-2023 [Member]
Preferred Stock [Abstract]
Dividend payable, date to be paid										Apr. 17, 2023
Preferred stock dividend paid per share (in dollars per share)						$ 20
Dividend paid						$ 268
Series C Preferred Stock [Member] | Quarterly Dividend Declared in Q2-2023 [Member]
Preferred Stock [Abstract]
Dividend payable, date declared										Jun. 28, 2023
Preferred stock dividend declared per share (in dollars per share)											$ 20
Dividend declared					$ 307
Dividend payable, date of record										Jul. 14, 2023
Series C Preferred Stock [Member] | 2021 Equity Incentive Plan [Member]
Preferred Stock [Abstract]
Awards granted (in shares)									1,982
Unvested awards outstanding (in shares)										4,998
Awards outstanding (in shares)		5,521										5,521
Series C Preferred Stock [Member] | Restricted Stock [Member] | 2021 Equity Incentive Plan [Member]
Preferred Stock [Abstract]
Awards granted (in shares)			3,332				3,332
Unvested awards outstanding (in shares)										4,998			4,323